Summary of significant transactions - Evolution of the total transaction price (Details) - EUR (€)	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Summary Of Significant Transaction [line items]
Purchase Commitment Related To Services From Novalix.	€ 41,600,000
Gilead
Summary Of Significant Transaction [line items]
Upfront consideration	4,018,016,000		€ 4,018,016,000		€ 4,018,016,000
Milestones achieved, balance	212,601,000		212,601,000		212,601,000
Royalties, balance	50,780,000		40,176,000		30,710,000
Impact initial valuation of share subscription	124,604,000		124,604,000		124,604,000
Transaction price before warrants issuances liabilities	4,406,001,000		4,395,397,000		4,385,931,000
Allocation to performance obligations	4,360,136,000		4,349,487,000		4,339,347,000
Gilead | Other movements in 2023
Summary Of Significant Transaction [line items]
Royalties Amount Received			9,466,000
Transaction price before warrants issuances liabilities			9,466,000
Allocation to performance obligations			10,140,000
Gilead | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Royalties Amount Received	10,604,000
Transaction price before warrants issuances liabilities	10,604,000
Allocation to performance obligations	10,649,000
Warrant A | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(43,311,000)		(43,311,000)		(43,311,000)
Initial Warrant B | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(2,545,000)		(2,545,000)		(2,545,000)
Subsequent warrant B | Gilead
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	(9,000)		(54,000)		(728,000)
Subsequent warrant B | Gilead | Other movements in 2023
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities			674,000
Subsequent warrant B | Gilead | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Less : Warrants issuance liabilities	45,000
Filgotinib Performance Obligation Member | Gilead
Summary Of Significant Transaction [line items]
Upfront consideration							€ 160,000,000		€ 275,600,000
Allocation to performance obligations	1,392,248,000		1,381,644,000		1,372,178,000
Estimated significant financing component		€ 39,300,000	39,800,000		58,700,000			€ 44,500,000
Filgotinib Performance Obligation Member | Gilead | Original Agreement
Summary Of Significant Transaction [line items]
Upfront consideration			4,000,000,000
Filgotinib Performance Obligation Member | Gilead | First Revised Agreement
Summary Of Significant Transaction [line items]
Upfront consideration								€ 3,600,000,000
Filgotinib Performance Obligation Member | Gilead | Second Revised Agreement
Summary Of Significant Transaction [line items]
Upfront consideration							€ 172,600,000
Filgotinib Performance Obligation Member | Gilead | Amendments Relating To The Diversity Study [member]
Summary Of Significant Transaction [line items]
Upfront consideration						€ 12,600,000
Filgotinib Performance Obligation Member | Gilead | Other movements in 2023
Summary Of Significant Transaction [line items]
Allocation to performance obligations			9,466,000
Filgotinib Performance Obligation Member | Gilead | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Allocation to performance obligations	10,604,000
Gilead collaboration agreement for ziritaxestat | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations	666,967,000		666,967,000		666,967,000
Collaboration agreement for drug discovery platform | Gilead
Summary Of Significant Transaction [line items]
Allocation to performance obligations	2,300,921,000		2,300,876,000		€ 2,300,203,000
Collaboration agreement for drug discovery platform | Gilead | Other movements in 2023
Summary Of Significant Transaction [line items]
Allocation to performance obligations			€ 674,000
Collaboration agreement for drug discovery platform | Gilead | Other Movements In 2024 Member
Summary Of Significant Transaction [line items]
Allocation to performance obligations	€ 45,000
Drug discovery collaboration transaction with NovAliX
Summary Of Significant Transaction [line items]
Collaboration Agreement Upfront Payment				€ 8,300,000